Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table as of June 30, 2014:

	Total	2016	2017	2018	2019	2020	Thereafter

Management fee	$1,800,000	$360,000	$360,000	$360,000	$360,000	$360,000	$—
ProstaScint Inventory Transfer	500,000	500,000	—	—	—	—	—
Sponsored research agreement with related party	350,000	70,000	70,000	70,000	70,000	70,000	—
Clinical research and trial obligations	329,000	329,000	—	—	—	—	—
Manufacturing	133,000	133,000	—	—	—	—	—
Office Lease	110,000	35,000	36,000	36,000	3,000	—	—

	$3,222,000	$1,427,000	$466,000	$466,000	$433,000	$430,000	$—

Rent Expense	Rent expense for the respective periods is as follows:

	Years Ended June 30,
	2015	2014

Rent expense	$51,000	$11,000